Investment In Associate - Summary Of Investment In Associate (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share of income during the period
Balance,Beginning		$ 229,594
Loss on dilution of ownership interest in associate		11,481	$ 113
Share of net loss from associate		(279)	(13,798)
Share of other comprehensive income (loss) from associate		1,230	(3,389)
Acquisition of additional investment in associate		18,250	0
Impairment loss	$ 81,009	81,009	0
Balance, Ending		153,845	229,594
IsoEnergy Ltd. [member]
Share of income during the period
Balance,Beginning		229,594	240,116
Loss on dilution of ownership interest in associate		(11,481)	(113)
Share of net loss from associate		(279)	(13,798)
Share of other comprehensive income (loss) from associate		(1,230)	3,389
Acquisition of additional investment in associate		18,250
Impairment loss		(81,009)
Balance, Ending		153,845	$ 229,594
Fair value of investment in associate as at December 31, 2025		$ 205,820